INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Goodwill
Goodwill	$ 112,163,432	$ 36,073,685	$ 28,751,206
Rizobacter Argentina
Goodwill
Goodwill	28,080,271	28,080,271	22,277,336
Bioceres Crops S.A.
Goodwill
Goodwill	7,523,322	7,523,324	6,003,780
Pro Farm Group, Inc.
Goodwill
Goodwill	76,089,749
Insumos Agroquimicos S.A.
Goodwill
Goodwill	$ 470,090	$ 470,090	$ 470,090